SHARE CAPITAL (Details) - Schedule of Option Transactions	12 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares
Schedule of Option Transactions [Abstract]
Number of shares, at beginning of year	1,862,418	2,423,760
Weighted average exercise price per share, at beginning of year	$ 5.45	$ 3
Number of shares, option granted		1,127,000
Weighted average exercise price per share, option granted		$ 7.25
Number of shares, options exercised	(797,083)	(1,553,338)
Weighted average exercise price per share, options exercised	$ 2.98	$ 3.02
Number of shares, options cancelled	(70,000)	(135,004)
Weighted average exercise price per share, options cancelled	$ 7.46	$ 4.52
Number of shares, at end of year	995,335	1,862,418
Weighted average exercise price per share, at end of year	$ 7.28	$ 5.45